SHARE CAPITAL (Tables)	12 Months Ended
Mar. 31, 2025
Equity [Abstract]
Schedule for continuity of common stock [Table Text Block]
	Number of shares	Common stock
	#	$
Balance, January 31, 2023	120,047,814	105,445,792
Share-based compensation	-	22,128
Balance, January 31, 2024 and March 31, 2024	120,047,814	105,467,920
Warrants issued in private placement	-	966,028
Share-based compensation	-	849,559
Cancellation of shares	(2,051,000)	(276,730)
Balance, March 31, 2025	117,996,814	107,006,777

Schedule of warrants activity [Table Text Block]
	Number of warrants	Weighted average exercise price	Weighted average remaining life
	#	C$	Years
Balance, January 31, 2023	3,240,000	1.18	1.10
Expired	(2,040,000)	1.00	-
Balance, January 31, 2024	1,200,000	1.50	0.31
Balance, March 31, 2024	1,200,000	1.50	0.15
Issuance from private placement	4,000,000	0.55	1.60
Expired	(1,200,000)	1.50	-
Balance, March 31, 2025	4,000,000	0.55	1.60

Schedule of warrants outstanding and exercisable [Table Text Block]
Expiry date	Exercise price	Number of warrants outstanding
	C$	#
November 6, 2026	0.55	4,000,000

Schedule of stock option activity [Table Text Block]
	Number of options	Weighted average exercise price	Weighted average remaining life
	#	C$	Years
Balance, January 31, 2023	4,810,000	0.75	0.86
Expired/forfeited	(3,710,000)	0.73
Balance, January 31, 2024	1,100,000	0.84	0.88
Balance, March 31, 2024	1,100,000	0.84	0.71
Granted	5,425,000	0.53	2.12
Expired	(1,100,000)	-	-
Balance, March 31, 2025	5,425,000	0.53	2.12

Schedule of stock options outstanding and exercisable [Table Text Block]
Expiry date	Exercise price	Number of options outstanding	Number of options exercisable
	C$	#	#
May 13, 2027	0.53	5,425,000	1,808,333
	0.53	5,425,000	1,808,333

Schedule for weighted average assumptions of stock options [Table Text Block]
Stock price	C$0.53
Exercise price	C$0.53
Risk-free interest rate	4.37%
Expected life	2.00 years
Expected volatility	100.09%
Expected annual dividend yield	0.00%